Summary of significant accounting policies (Earnings per share) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 11, 2010 Class A, B and C Preference Shares [Member]
Class of Stock [Line Items]
Net income / Undistributed earnings available to ordinary and preference shareholders	$ 29,934,205	188,151,454	312,994,474	259,424,331
Participation in undistributed earnings by preference shareholders				(27,744,622)
Undistributed earnings available to ordinary shareholder / Numerator for basic and diluted earnings per share	$ 29,934,205	188,151,454	312,994,474	231,679,709
Weighted average number of ordinary shares outstanding - basic and diluted	25,725,000	25,725,000	25,725,000	20,927,117
Basic and diluted	$ 1.16	7.31	12.17	11.07
Ordinary share, shares issued	25,725,000	25,725,000	25,725,000		5,152,189